Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings - secured	¥ 16,401	¥ 8,638
Long-term bank borrowings - unsecured	11,750	4,526
Guaranteed bonds	8,648	9,585
Unsecured bonds	13,993	7,996
Total non-current borrowings	50,792	30,745
Current portion of non-current borrowings - secured	1,910	1,498
Current portion of non-current borrowings - unsecured	211	28
Current portion of guaranteed bonds (note (b))	1,828	3,158
Current portion of unsecured bonds (note (b))	3,436	4,000
Short-term bank borrowings - unsecured	37,614	21,966
Short-term debentures	0	26,500
Current portion of long-term bank borrowings	44,999	57,150
Total borrowings	95,791	87,895
Total borrowings	95,791	87,895
Less than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	44,999	57,149
Total borrowings	44,999	57,149
1 to 2 years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	14,080	5,936
Total borrowings	14,080	5,936
Between third and fifth years, inclusive [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	15,900	17,680
Total borrowings	15,900	17,680
Over 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	20,812	7,130
Total borrowings	¥ 20,812	¥ 7,130